SHARE BASED COMPENSATION - Restricted stock activity (Details) - Restricted stock awards - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares
Unvested at beginning of year	71,408	121,408
Granted (in shares)	5,400,000
Issued (in shares)	5,445,832	(50,000)
Unvested at end of year	25,576	71,408	121,408
Shares vested but not issued at end of year (in shares)	19,935	19,935
Grant-date fair value
Unvested at beginning of year	¥ 18.03	¥ 18.10
Issued	0.16	17.21
Unvested at end of year	21.58	18.03	¥ 18.10
Shares vested but not issued at end of year	¥ 21.58	¥ 19.94
Weighted Average Remaining Contractual Term
Unvested at beginning of year	7 months 13 days	7 months 13 days	1 year 6 months 25 days
Unvested at end of year	7 months 13 days	7 months 13 days	1 year 6 months 25 days